Financial instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Within trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 17,203	$ 17,106
Amounts offset	11,999	11,449
Net amounts as presented	5,204	5,657
Cash collateral received/pledged	51	121
Other offsetting instruments	183	227
Net amounts	4,970	5,309
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	8,727	12,760
Amounts offset	3,470	4,490
Net amounts as presented	5,257	8,270
Cash collateral received/pledged	1,106	2,049
Other offsetting instruments	1,329	1,730
Net amounts	2,822	4,491
Within trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	18,909	18,569
Amounts offset	12,003	11,452
Net amounts as presented	6,906	7,117
Cash collateral received/pledged	83	58
Other offsetting instruments	183	227
Net amounts	6,640	6,832
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	10,701	12,200
Amounts offset	3,470	4,490
Net amounts as presented	7,231	7,710
Cash collateral received/pledged	755	951
Other offsetting instruments	1,331	1,730
Net amounts	$ 5,145	$ 5,029